Share-based compensation - Options (Details)	12 Months Ended
	Dec. 31, 2025 Options SFr / shares	Dec. 31, 2025 Options $ / shares SFr / shares	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2024 Options $ / shares SFr / shares	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2023 Options $ / shares SFr / shares	Dec. 31, 2022 Options SFr / shares
Number of options [Abstract]
Outstanding at end of period	5,518,564	5,518,564
Weighted average exercise price [Abstract]
Weighted average exercise price, Granted during the period | (per share)	SFr 2.09	$ 2.4	SFr 3.4	$ 3.99	SFr 1.75	$ 2.08
Share options
Number of options [Abstract]
Outstanding at beginning of period	5,010,827	5,010,827	4,949,177	4,949,177	4,261,017	4,261,017
Forfeited during the period	(69,422)	(69,422)	(135,118)	(135,118)	(824,084)	(824,084)
Expired during the period	(89,722)	(89,722)	(205,634)	(205,634)
Exercised during the period	(41,140)	(41,140)	(4,278)	(4,278)	(42,037)	(42,037)
Granted during the period	708,021	708,021	406,680	406,680	1,554,281	1,554,281
Outstanding at end of period	5,518,564	5,518,564	5,010,827	5,010,827	4,949,177	4,949,177	4,261,017
Exercisable	4,815,928	4,815,928	4,097,932	4,097,932	3,022,345	3,022,345
Weighted average exercise price [Abstract]
Weighted average exercise price, Outstanding at beginning of period | SFr / shares	SFr 4.5		SFr 4.11		SFr 5.65
Weighted average exercise price, Forfeited during the period | SFr / shares	3.46		3.28		5.34
Weighted average exercise price, Expired during the period | SFr / shares	3.77		5.41
Weighted average exercise price, Exercised during the period | SFr / shares	0.23		3.11		1.52
Weighted average exercise price, Granted during the period | SFr / shares	2.09		3.4		1.75
Weighted average exercise price, Outstanding at end of period | SFr / shares	4.25		4.5		4.11		SFr 5.65
Weighted average exercise price, Exercisable | SFr / shares	SFr 4.54	$ 4.54	SFr 4.79	$ 4.79	SFr 4.88	$ 4.88
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years), options outstanding	5 years 10 months 24 days	5 years 10 months 24 days	6 years 3 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days	7 years 7 months 6 days
Weighted average remaining term (years), options exercisable	5 years 6 months	5 years 6 months	5 years 10 months 24 days	5 years 10 months 24 days	6 years 4 months 24 days	6 years 4 months 24 days